Operating segments	12 Months Ended
Dec. 31, 2023
Operating segments
Operating segments
29	Operating segments

Operating segments are defined based on business activities that reflect how CODM - Chief Operating Decision Maker reviews financial information for decision.

The Group's CODM is the Group's Board of Director. The CODM oversees operational decisions related to resource allocation and performance evaluation. The CODM considers the whole Group as a single operating and reportable segment, monitoring operations, making decisions on fund allocation and evaluating performance based on a single operating segment.

Geographic information

The geographic information analyses the Group’s net revenue and non-current assets by the Company’s country of domicile. In presenting the geographic information, the net revenue has been based on the country where the sale was made (see note 22) and the non-current assets, except deferred taxes, were based on the geographic location, as follows:

	December 31, 2023	December 31, 2022	December 31, 2021
Brazil	788,138	819,873	818,221
United States of America	604,036	681,263	58,061
United Kingdom	321,927	331,683	74
Australia	67,580	78,253	8
China	2,543	2,317	2,239
Portugal	642	569	387
Canada	199	280	284
Other countries	1,406	1,858	176
Total	1,786,471	1,916,096	879,450